Bruce Fund, Inc.
Schedule of Investments
September 30, 2023 - (Unaudited)
COMMON STOCKS — 59.7% Shares Fair Value
Communications — 4.1%
AT&T, Inc. 1,050,000 $ 15,771,000
Sirius XM Holdings, Inc. 557,843 2,521,450
18,292,450
Consumer Staples — 0.8%
Darling Ingredients, Inc.
(a)
70,000 3,654,000
Financials — 3.7%
Allstate Corp. (The) 150,000 16,711,500
Health Care — 21.1%
908 Devices, Inc.
(a)
68,286 454,785
Abbott Laboratories 154,500 14,963,325
AbbVie, Inc. 150,000 22,359,000
Bausch Health Cos., Inc. (Canada)
(a)
750,000 6,165,000
Caribou Biosciences, Inc.
(a)
200,000 956,000
EDAP TMS SA - ADR (France)
(a)
529,794 3,719,154
Fate Therapeutics, Inc.
(a)
200,000 424,000
IGM Biosciences, Inc.
(a)
120,000 1,002,000
Kodiak Sciences, Inc.
(a)
473,000 851,400
LAVA Therapeutics N.V. (Netherlands)
(a)
771,874 1,150,092
MannKind Corp.
(a)
195,073 805,651
Merck & Co., Inc. 210,000 21,619,500
Organon & Co. 30,000 520,800
Personalis, Inc.
(a)
150,000 181,500
Pfizer, Inc. 500,000 16,585,000
Supernus Pharmaceuticals, Inc.
(a)
82,105 2,263,635
Viatris, Inc. 55,835 550,533
94,571,375
Industrials — 9.5%
Insteel Industries, Inc. 343,423 11,147,511
U-Haul Holding Co.
(a)
68,000 3,710,760
U-Haul Holding Co., Class B 533,000 27,923,870
42,782,141
Materials — 0.8%
Ashland Global Holdings, Inc. 15,000 1,225,200
Newmont Corp. 65,600 2,423,920
3,649,120
Technology — 1.6%
Apple, Inc. 35,000 5,992,350
Vicor Corp.
(a)
20,000 1,177,800
7,170,150
Utilities — 18.0%
Avista Corp. 200,000 6,474,000
CMS Energy Corp. 350,000 18,588,500
Duke Energy Corp. 210,000 18,534,600
NextEra Energy, Inc. 310,000 17,759,900

Bruce Fund, Inc.
Schedule of Investments (continued)
September 30, 2023 - (Unaudited)
COMMON STOCKS — 59.7% - continued Shares Fair Value
Utilities — 18.0% - continued
Xcel Energy, Inc. 340,000 $ 19,454,800
80,811,800
Total Common Stocks (Cost $174,420,566) 267,642,536
U.S. GOVERNMENT BONDS — 4.6%
Principal
Amount
U.S. Treasury "Strips", 0.00% , 2/15/2036 $ 20,000,000 11,609,732
U.S. Treasury "Strips", 0.00% , 2/15/2041 10,000,000 4,358,724
U.S. Treasury "Strips", 0.00% , 5/15/2049 15,000,000 4,467,278
Total U.S. Government Bonds (Cost $25,745,719) 20,435,734
CONVERTIBLE CORPORATE BONDS — 2.9%
Health Care — 2.9%
Accelerate Diagnostics, Inc., 5.00%, 12/15/2026
(b) (c)
3,055,000 3,055,000
Acorda Therapeutics, Inc., 6.00%, 12/1/2024 5,000,000 2,925,000
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024 7,000,000 7,035,170
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019
(b) (c)(d) (e)
1,500,000 150
Total Convertible Corporate Bonds (Cost $15,348,537) 13,015,320
MONEY MARKET FUNDS - 32.1% Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 5.27%
(f)
143,691,105 143,691,105
Total Money Market Funds (Cost $143,691,105) 143,691,105
Total Investments — 99.3% (Cost $359,205,927) 444,784,695
Other Assets in Excess of Liabilities — 0.7% 3,206,538
NET ASSETS — 100.0% $ 447,991,233
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of September 30, 2023 was $3,055,150, representing 0.7% of net assets.
(c) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(d) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as September 30, 2023 was $150, representing 0.0% of net assets.
(e) In default.
(f) Rate disclosed is the seven day effective yield as of September 30, 2023.
ADR - American Depositary Receipt

Bruce Fund, Inc.
Schedule of Investments (continued)
September 30, 2023 - (Unaudited)
Restricted Securities
The Fund has acquired securities, the sale of which is restricted, through private placement.
At September 30, 2023, the aggregate market value of such securities listed below amounted to
$150, or 0.0% of the Fund’s net assets. 100% of the restricted securities are valued according to fair value procedures approved by the Board of Directors. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.
The table below shows the restricted securities held by the Fund as of September 30, 2023:
Issuer Description
Acquisition
Date
Principal
Amount Cost  Value
Convertible Corporate Bonds
Synergy Pharmaceuticals, Inc., 7.50%,
11/1/19
3/4/2015  $1,500,000  $702,290  $150
COMMON STOCKS — 59.7% - continued Shares Fair Value
Utilities — 18.0% - continued
Xcel Energy, Inc. 340,000 $ 19,454,800
80,811,800
Total Common Stocks (Cost $174,420,566) 267,642,536
U.S. GOVERNMENT BONDS — 4.6%
Principal
Amount
U.S. Treasury "Strips", 0.00% , 2/15/2036 $ 20,000,000 11,609,732
U.S. Treasury "Strips", 0.00% , 2/15/2041 10,000,000 4,358,724
U.S. Treasury "Strips", 0.00% , 5/15/2049 15,000,000 4,467,278
Total U.S. Government Bonds (Cost $25,745,719) 20,435,734
CONVERTIBLE CORPORATE BONDS — 2.9%
Health Care — 2.9%
Accelerate Diagnostics, Inc., 5.00%, 12/15/2026
(b) (c)
3,055,000 3,055,000
Acorda Therapeutics, Inc., 6.00%, 12/1/2024 5,000,000 2,925,000
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024 7,000,000 7,035,170
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019
(b) (c)(d) (e)
1,500,000 150
Total Convertible Corporate Bonds (Cost $15,348,537) 13,015,320
MONEY MARKET FUNDS - 32.1% Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 5.27%
(f)
143,691,105 143,691,105
Total Money Market Funds (Cost $143,691,105) 143,691,105
Total Investments — 99.3% (Cost $359,205,927) 444,784,695
Other Assets in Excess of Liabilities — 0.7% 3,206,538
NET ASSETS — 100.0% $ 447,991,233
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of September 30, 2023 was $3,055,150, representing 0.7% of net assets.
(c) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(d) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as September 30, 2023 was $150, representing 0.0% of net assets.
(e) In default.
(f) Rate disclosed is the seven day effective yield as of September 30, 2023.
ADR - American Depositary Receipt